Segmented Information - Schedule of Geographical Areas (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Non-current assets	$ 32,802	$ 48,531
Canada
Disclosure of geographical areas [line items]
Non-current assets	3,185	21,678
Chile
Disclosure of geographical areas [line items]
Non-current assets	24,497	22,400
United States
Disclosure of geographical areas [line items]
Non-current assets	2,485	2,202
Peru
Disclosure of geographical areas [line items]
Non-current assets	2,381	2,050
Mexico
Disclosure of geographical areas [line items]
Non-current assets	219	165
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 35	$ 36